Debt - Legacy SMAP Related Party Promissory Notes (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 19, 2023 USD ($)	Mar. 31, 2024 USD ($) item $ / shares	Dec. 31, 2023 USD ($)	Dec. 08, 2023 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt
Amount issued in exchange of cancellation			$ 1,000
Related Party Promissory Note
Debt
Operational working capital				$ 200		$ 375
Outstanding debt balance		$ 375	575
Loss on extinguishment of debt	$ (594)
Related Party
Debt
Outstanding debt balance		$ 375	575						$ 1,000
Legacy SMAP
Debt
Outstanding debt balance			200
Legacy SMAP | Related Party Promissory Note
Debt
Operational working capital					$ 1,524		$ 1,524	$ 1,524
Amount issued in exchange of cancellation	1,324
Conversion price | $ / shares		$ 3.33
Number of equity instruments | item		60,060
Outstanding			200
Debt conversion to equity		$ 200
Outstanding debt balance		0	$ 200
Loss on extinguishment of debt	$ (787)	$ 136